RELATED PARTIES TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Loans to Related Parties [Roll Forward]
Beginning balance	$ 3,253
Additions	4,594
Deductions	(136)
Ending balance	7,710
Loans 90 days past due	$ 0